Concentrations of Credit Risk and Major Customers (Details) - Schedule of geographic area - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 1,403,534	$ 664,605
Cash and cash equivalents percentage	100.00%	100.00%
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 131,610	$ 244,646
Cash and cash equivalents percentage	9.00%	37.00%
China (Hongkong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 479,399	$ 271,212
Cash and cash equivalents percentage	34.00%	41.00%
China (Mainland) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total cash and cash equivalents	$ 792,525	$ 148,747
Cash and cash equivalents percentage	56.00%	22.00%